SHAREHOLDERS' EQUITY - Ordinary Shares (Details) - USD ($)			1 Months Ended
	Aug. 20, 2020	Jan. 04, 2019	Dec. 26, 2018	Dec. 31, 2023	Dec. 31, 2022	Jan. 26, 2018
STOCKHOLDERS' EQUITY
Common stock, shares authorized				50,000,000	50,000,000
Common stock par value, per share				$ 0.001	$ 0.001
Common stock, shares issued				11,675,216	11,675,216
Ordinary shares, shares outstanding				11,675,216	11,675,216
IPO
STOCKHOLDERS' EQUITY
Proceeds from Issuance of Common Stock			$ 6,207,295
Second closing of IPO
STOCKHOLDERS' EQUITY
Proceeds from Issuance of Common Stock		$ 96,805
Security Purchase Agreement
STOCKHOLDERS' EQUITY
Common stock, shares authorized	34,396
Common stock par value, per share	$ 3.3
Proceeds from Issuance of Common Stock	$ 113,507
MDJCC Limited
STOCKHOLDERS' EQUITY
Common stock, shares issued						10,380,000